Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding defined contribution pension costs		£ 9	£ 70
Social security and other taxes includes stamp duty payable		6,669
Within 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	£ 1,861	6,715	846
Accrued expenses	7,145	26,358	1,226
Amounts due to related parties			56
Social security and other taxes	602	7,145	203
Outstanding defined contribution pension costs	177	9	70
Total trade and other payables	9,785	40,227	£ 2,401
Financial and capital markets advisory fees		9,666
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred transaction fee payable	£ 6,632	£ 5,975